Long-term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term debt:
Long-term debt	$ 2,884,514	$ 3,357,841
Deferred financing fees	(18,875)	(29,354)
Current portion	(314,817)	(285,783)
Long-term debt Non Current	2,569,697	3,072,058
Revolving Credit Facilities [Member]
Long-term debt:
Long-term debt	958,304	1,057,093
Term Loan Credit Facilities [Member]
Long-term debt:
Long-term debt	1,600,085	1,985,102
Senior Unsecured Notes [Member]
Long-term debt:
Long-term debt	$ 345,000	$ 345,000